14A. Dividends to shareholders	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Dividends to shareholders	In the fiscal year ended December 31, 2016 the Company declared dividend of RMB40,973,000 to the shareholders for increase share capital. (2015: RMBNil)